Summary of significant accounting policies (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted cash
Restricted cash	$ 0	$ 0
Accounts receivable, net
Allowance for doubtful accounts	0	0
Other receivables and Prepayments
Allowance for uncollectible other receivables and prepayments	$ 135	132
Energy saving services
Term of single performance obligation satisfied over time	10 years
Loan receivables, net
Allowance for loans receivable	$ 2,072	$ 3,558
Minimum
Energy saving services
Actual electricity running cost (as a percent)	0.00%
Rebate (as a percent)	2.00%
Maximum
Energy saving services
Actual electricity running cost (as a percent)	40.00%
Rebate (as a percent)	20.00%
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Energy saving services
Term of contract	10 years